	ONE SHELL PLAZA 910 LOUISIANA HOUSTON, TEXAS 77002-4995 713.229.1234 FAX 713.229.1522	AUSTIN BAKU DALLAS HOUSTON LONDON MOSCOW NEW YORK RIYADH WASHINGTON
September 3, 2004 065945.0315 VIA EDGAR	Christopher J. Arntzen 713.229.1344 FAX 713.229.2744 chris.arntzen@bakerbotts.com

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

RE:	Texas Genco Holdings, Inc. Schedule 14C Information Statement and Schedule

13E-3 Transaction Statement

Ladies and Gentlemen:

On behalf of Texas Genco Holdings, Inc. (“Texas Genco”) and the additional filers listed on the cover of the Schedule 13E-3 (as defined below), and pursuant to Regulation S-T under the Securities Act of 1933, as amended, we hereby transmit for filing with the Securities and Exchange Commission (the “Commission”) a Schedule 13E-3 transaction statement (the “Schedule 13E-3”) and a Schedule 14C preliminary information statement (the “Preliminary Information Statement”).

The Schedule 13E-3 is being filed with the Commission by Texas Genco, the issuer of the common stock, par value $.001 per share (“Common Stock”), which is subject to a Rule 13e-3 transaction pursuant to the terms of the Transaction Agreement (as defined below), CenterPoint Energy, Inc., a Texas corporation (“CenterPoint Energy”), NN Houston Sub, Inc., a Texas corporation and an indirect, wholly owned subsidiary of CenterPoint Energy (“NN Houston Sub”), and Utility Holding, LLC, a Delaware limited liability company and a direct, wholly owned subsidiary of CenterPoint Energy (“Utility Holding” and, together with Texas Genco, CenterPoint Energy and NN Houston Sub, the “Filing Persons”). Pursuant to the Transaction Agreement, dated as of July 21, 2004 (the “Transaction Agreement”), by and among GC Power Acquisition LLC, a Delaware limited liability company (“GC Power Acquisition”), HPC Merger Sub, Inc., a Texas corporation and a wholly owned subsidiary of GC Power Acquisition, and the Filing Persons, NN Houston Sub will merge with and into Texas Genco (the “Public Company Merger”), with Texas Genco continuing as the surviving corporation. In the Public Company Merger, each outstanding share of Common Stock (other than shares of Common Stock beneficially owned by CenterPoint Energy or any of its subsidiaries and shares of Common Stock held by shareholders who validly perfect their dissenters’ appraisal rights under Texas law) will be converted into the right to receive $47.00 in cash, without interest and less any applicable withholding taxes. Following the Public Company Merger, GC Power Acquisition will acquire Texas Genco’s non-nuclear assets and liabilities and nuclear assets and liabilities in two separate steps.

Securities and Exchange Commission	2	September 3, 2004

The Preliminary Information Statement is being filed with the Commission pursuant to Section 14(c) of the Securities Exchange Act of 1934, as amended, and contains information with respect to the transactions contemplated by the Transaction Agreement and related matters, including the execution of a written consent by Utility Holding, as record holder of approximately 81% of the outstanding shares of Common Stock, approving the Public Company Merger.

Please telephone collect Mr. J. David Kirkland, Jr. (713.229.1101) or me (713.229.1344) with any questions or comments. In addition, please send copies of all correspondence with Texas Genco directly to Mr. J. David Kirkland, Jr., Baker Botts L.L.P., 910 Louisiana Street, Houston, Texas 77002-4995 (facsimile: 713.229.7701).

Very truly yours, BAKER BOTTS L.L.P.

By:	/s/ Christopher J. Arntzen
Christopher J. Arntzen

Enclosures

cc:	Rufus S. Scott

Vice President, Deputy General Counsel

and Assistant Corporate Secretary

Texas Genco Holdings, Inc.

1111 Louisiana Street

Houston, Texas 77002

J. David Kirkland, Jr. (Firm)